Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pretax Income	$ 12,077	$ 1,362	$ 701
Income Tax Expense (Benefit)
Federal income taxes and rate	2,536	286	147
State and local income taxes, net of federal income tax benefit	804	53	16
Gain on acquisition	(2,703)	(105)	0
Domestic tax credits	(26)	(20)	(5)
Effect of BOLI surrender	0	48	0
Deferred tax liability adjustment	11	(8)	0
Difference in tax rates applicable to non-U.S. earnings	1	1	0
Repayment of claim of right income	0	0	(2)
Valuation allowances	(40)	(5)	0
Other	28	14	(2)
Total provision for income taxes	$ 611	$ 264	$ 154
Percentage of Pretax Income
Federal income taxes and rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	6.70%	3.90%	2.20%
Gain on acquisition	(22.40%)	(7.70%)	0.00%
Domestic tax credits	(0.20%)	(1.50%)	(0.70%)
Effect of BOLI surrender	0.00%	3.50%	0.00%
Deferred tax liability adjustment	0.10%	(0.60%)	0.00%
Difference in tax rates applicable to non-U.S. earnings	0.00%	0.10%	0.00%
Repayment of claim of right income	0.00%	0.00%	(0.30%)
Valuation allowances	(0.30%)	(0.40%)	0.00%
Other	0.20%	1.10%	(0.20%)
Provision for income taxes and effective tax rate	5.10%	19.40%	22.00%